Share-Based Compensation - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 21, 2018 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares
Share-Based Compensation
Share-based compensation expense		$ 107,138	¥ 745,873
Total unrecognized compensation expense | ¥			¥ 150,095
Total unrecognized compensation expense, weighted average recognition period		1 year 3 months 26 days	1 year 3 months 26 days
2018 Plan | Stock options
Share-Based Compensation
Maximum aggregate number of shares that may be issued	260,454,163
Stock Options Granted				175,978,312
Exercisable options (in shares)			66,176,296
2018 Plan | Vesting first year | Stock options
Share-Based Compensation
Percentage of Vesting rights	30.00%
Vesting Period	12 months
2018 Plan | Vesting second year | Stock options
Share-Based Compensation
Percentage of Vesting rights	30.00%
Vesting Period	24 months
2018 Plan | Vesting third year | Stock options
Share-Based Compensation
Percentage of Vesting rights	40.00%
Vesting Period	36 months